Average Annual Total Returns{- Fidelity Series Large Cap Stock Fund} - 06.30 Fidelity Series Large Cap Stock Fund PRO-08 - Fidelity Series Large Cap Stock Fund	Fidelity Series Large Cap Stock Fund Return Before Taxes Past 1 year	Fidelity Series Large Cap Stock Fund Return Before Taxes Past 5 years	Fidelity Series Large Cap Stock Fund Return Before Taxes Since Inception		Fidelity Series Large Cap Stock Fund After Taxes on Distributions Past 1 year	Fidelity Series Large Cap Stock Fund After Taxes on Distributions Past 5 years	Fidelity Series Large Cap Stock Fund After Taxes on Distributions Since Inception		Fidelity Series Large Cap Stock Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Large Cap Stock Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Series Large Cap Stock Fund After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1762 Past 1 year	F1762 Past 5 years	F1762 Since Inception
Total	26.44%	14.39%	13.84%	[1]	23.45%	12.21%	12.10%	[1]	17.11%	10.94%	10.92%	[1]	28.71%	18.47%	16.60%	[1]	28.71%	18.47%	16.50%	[1]

[1]	(a)From December 6, 2012